Summary of Significant Accounting Policies - Foreign Currency Remeasurement and Translation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Foreign currency translation gain (loss)	$ (1.2)	$ 4.3